Related Party Transactions	12 Months Ended
Jan. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
Verint’s Series A Convertible Perpetual Preferred Stock
On May 25, 2007, in connection with Verint’s acquisition of Witness, CTI entered into a Securities Purchase Agreement with Verint (the “Securities Purchase Agreement”), whereby CTI purchased, for cash, an aggregate of 293,000 shares of Verint’s Series A Convertible Perpetual Preferred Stock (the “preferred stock”), which represents all of Verint’s outstanding preferred stock, for an aggregate purchase price of $293.0 million. Proceeds from the issuance of the preferred stock were used to partially finance the acquisition. The preferred stock is eliminated in consolidation.
The preferred stock was issued at a purchase price of $1,000 per share and ranks senior to Verint Systems’ common stock. The preferred stock had an initial liquidation preference equal to the purchase price of the preferred stock, or $1,000 per share. In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of Verint, CTI will be entitled to receive, out of assets available for distribution to Verint’s stockholders and before any distribution of assets to the holders of Verint Systems’ common stock, an amount equal to the then-current liquidation preference, which includes accrued and unpaid dividends. As of January 31, 2012, the liquidation preference of the preferred stock was $352.0 million.
The terms of the preferred stock provide that upon a fundamental change, as defined in the Certificate of Designation of the Preferred Stock, CTI would have the right to require Verint to repurchase the preferred stock for 100% of the liquidation preference then in effect. Fundamental change events include the sale of substantially all of Verint’s assets, certain changes in beneficial ownership or board of directors’ representation, and business reorganizations. If Verint fails to repurchase the preferred stock as required upon a fundamental change, then the number of directors constituting the board of directors will be increased by two, and CTI will have the right to elect two directors to fill such vacancies. Upon repurchase of the preferred stock subject to the fundamental change repurchase right, CTI will no longer have the right to elect additional directors, the term of office of each additional director will terminate immediately upon such repurchase, and the number of directors will, without further action, be reduced by two. In addition, in the event of a fundamental change, the conversion rate (as described in the section entitled Voting and Conversion below) will be increased to provide for additional shares of common stock issuable to CTI upon conversion, based on a sliding scale (depending on the acquisition price, as defined in the Certificate of Designation of the Preferred Stock) ranging from zero to 3.7 additional shares of common stock for every share of preferred stock converted into shares of common stock.
CTI as the holder of the preferred stock has various rights and preferences, as follows:
Dividends
Cash dividends on the preferred stock are cumulative and are calculated quarterly at a specified dividend rate on the liquidation preference in effect at such time. Dividends are paid only if declared by Verint’s board of directors. Initially, the specified annual dividend rate was 4.25% per share.
During the quarter ended January 31, 2008, the interest rate on Verint’s term loan under the Prior Facility was reduced by more than 50 basis points below the initial interest rate. Accordingly, the dividend rate on the preferred stock was reset to 3.875%, effective February 1, 2008. This rate was only subject to future change in the event Verint was unable to obtain approval of the issuance of common shares underlying the preferred stock’s conversion feature. On October 5, 2010, Verint Systems’ stockholders approved the issuance of the Verint Systems’ common stock underlying the preferred stock and accordingly, the dividend rate is no longer subject to change.
Verint was prohibited from paying cash dividends on the preferred stock under the terms of the Prior Facility and continues to be prohibited from paying cash dividends under the terms of its New Credit Agreement. Verint may elect to make dividend payments in shares of its common stock. The common stock used for dividends, when and if declared, would be valued at 95% of the volume weighted-average price of Verint Systems’ common stock for each of the five consecutive trading days ending on the second trading day immediately prior to the record date for the dividend.
The preferred stock does not participate in Verint’s earnings other than as described above.
Through January 31, 2012, no dividends had been declared or paid on the preferred stock. Through such date, cumulative, undeclared dividends on the preferred stock were $59.0 million.
Voting and Conversion
The preferred stock did not have voting or conversion rights until the underlying shares of common stock were approved for issuance by a vote of holders of a majority of Verint Systems’ common stock. On October 5, 2010, Verint Systems’ stockholders approved the issuance of the Verint Systems’ common stock underlying the preferred stock. Following receipt of such stockholder approval, each share of preferred stock became entitled to a number of votes equal to the number of shares of common stock into which the preferred stock would be convertible using the conversion rate that was in effect upon the issuance of the preferred stock in May 2007, on all matters voted upon by Verint Systems’ common stockholders. The initial conversion rate was set at 30.6185 shares of common stock for each share of preferred stock. In addition, following receipt of stockholder approval for the issuance of the underlying common shares, each share of preferred stock became convertible, at the option of CTI, into a number of shares of Verint Systems’ common stock equal to the liquidation preference then in effect, divided by the conversion price then in effect, which was initially set at $32.66, and remained unchanged through January 31, 2012. The conversion price is subject to periodic adjustment upon the occurrence of certain dilutive events. As of January 31, 2012 and 2011, the preferred stock could be converted into approximately 10.8 million and 10.4 million shares of Verint Systems’ common stock, respectively.
Since the second anniversary of the preferred stock's issue date, Verint had the right to cause the preferred stock, in whole but not in part, to be automatically converted into common stock at the conversion price then in effect. However, Verint may exercise this right only if the closing sale price of its common stock immediately prior to conversion equals or exceeds the conversion price then in effect by a specified percentage, which is now fixed at 135%.
Registration Rights
CTI has had the right to sell the preferred stock since November 25, 2007 in either private or public transactions. Pursuant to a registration rights agreement that CTI and Verint entered into concurrently with the Securities Purchase Agreement (the “New Registration Rights Agreement”), subject to certain conditions which have now been satisfied, CTI is entitled to two demands to require Verint to register the preferred stock and/or the shares of common stock underlying the preferred stock for resale under the Securities Act of 1933, as amended (the “Securities Act”). Such resales may be made through underwritten offerings, upon CTI’s request. The New Registration Rights Agreement also provides CTI with unlimited piggyback registration rights on certain Securities Act registrations filed by Verint on its own behalf or on behalf of other Verint stockholders.
CTI’s rights under the New Registration Rights Agreement are in addition to its rights under a previous registration rights agreement that CTI entered into with Verint shortly before Verint’s initial public offering in 2002. This registration rights agreement (the “Original Registration Rights Agreement”) covers all shares of common stock then held by CTI and any additional shares of common stock acquired by CTI at later dates. Under the Original Registration Rights Agreement, CTI is entitled to unlimited demand registrations of its shares on registration statements on Form S-3. As long as Verint is not eligible to use a registration statement on Form S-3, CTI was also entitled to one demand registration on a registration statement on Form S-1 which CTI used to complete the sale of 2.3 million shares of Verint Systems’ common stock in a secondary public offering on January 14, 2011. In addition, similar to the New Registration Rights Agreement, the Original Registration Rights Agreement also provides CTI with unlimited piggyback registration rights.
Sale of Shares of Verint Systems’ Common Stock
Effective July 15, 2010, CTI made a demand pursuant to the Original Registration Rights Agreement to have up to 2.8 million shares of Verint Systems’ common stock registered in a registration statement on Form S-1. On January 14, 2011, CTI completed the sale of 2.3 million shares of Verint Systems’ common stock in a secondary public offering for aggregate proceeds net of underwriting discounts and commissions of $76.5 million. The offering was completed as part of the initiatives undertaken by management to improve the Company’s cash position. Following completion of the offering, CTI maintained a controlling financial interest in Verint Systems’ common stock and, in accordance with the FASB’s guidance, accounted for the sale of shares of Verint Systems’ common stock as an equity transaction. As a result, for the fiscal year ended January 31, 2011, the Company increased (a) “Additional paid-in capital” by $52.2 million, (b) “Noncontrolling interest” by $4.5 million, representing the change in ownership interest of the noncontrolling shareholders, and (c) “Accumulated other comprehensive income” by $2.6 million. The gain recognized as a result of this transaction was determined using the Company’s inside basis as its cost basis for shares held or value contributed.
Ulticom’s 2010 Special Cash Dividend
In December 2010, Ulticom, Inc. paid a special cash dividend in the aggregate amount of $64.1 million, to its shareholders, including CTI. Ulticom, Inc.’s minority shareholders were paid $21.7 million. The special cash dividend was paid immediately prior to the Ulticom Sale (see Note 18, Discontinued Operations).
Ulticom’s 2009 Special Cash Dividend and Stock Option Modification
In April 2009, Ulticom, Inc. paid a special cash dividend of $199.6 million to its shareholders, including CTI. Ulticom, Inc.’s minority shareholders were paid $64.3 million and an additional $0.2 million was payable to holders of deferred stock units awarded under Ulticom, Inc.’s equity incentive plan upon each issuance of common stock subject to such awards.
Effective as of April 21, 2009, the exercise prices of outstanding options to purchase 2,982,104 shares of Ulticom Inc.’s common stock were reduced in connection with the payment of the special cash dividend of $4.58 per share. These reductions in the option exercise prices resulted in no change in Ulticom’s share-based payment expense.